CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2019 USD ($)	Sep. 30, 2019 CNY (¥)	Sep. 30, 2018 CNY (¥)	Sep. 30, 2017 CNY (¥)	Sep. 30, 2016 CNY (¥)
Current assets
Cash and cash equivalents	$ 451	¥ 3,198	¥ 1,990
Due from inter-companies	4,792	33,890	129,506
Due to related parties	6,028	42,633	293,732
Total current assets	9,783	69,222	214,878
Total assets	36,913	261,112	430,101
LIABILITIES AND EQUITY
Total stockholders' equity		(15,475)	(23,348)	¥ 112,799	¥ 218,617
Parent Company [Member]
Current assets
Cash and cash equivalents	36	252	47
Other receivables	1	4	4
Due from inter-companies	27,054	191,349	132,842
Due to related parties	(389)	(2,740)	(1,634)
Total current assets	26,702	188,865	131,259
Investment in unconsolidated subsidiaries	(29,910)	(211,548)	(155,970)
Total assets	(3,208)	(22,683)	(24,711)
LIABILITIES AND EQUITY
Total stockholders' equity	$ (3,208)	¥ (22,683)	¥ (24,711)